NON-INTEREST COST AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2025
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

22.NON-INTEREST COST AND EXPENSES BY NATURE

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Employee compensation and benefits	2,539,858	2,934,035	3,505,373
Marketing and branding	461,594	1,032,197	1,616,640
Brokerage commission and handling charge expenses (Note 19)	249,567	341,238	606,044
Processing and servicing costs (Note 21)	375,904	486,783	578,459
Rental and other related expenses	157,898	175,802	211,374
Depreciation and amortization	60,849	69,917	72,313
Professional services	69,324	79,218	68,898
Others	175,182	231,781	349,338
Total	4,090,176	5,350,971	7,008,439